Dividends	12 Months Ended
Dec. 31, 2022
Disclosure of dividend [abstract]
Dividends

NOTE 42. DIVIDENDS
The Ordinary and Extraordinary Shareholders' Meeting held on April 26, 2022, approved the distribution of cash dividends in the amount of Ps.11,000,000 (equivalent to 18,460,678 at December 31, 2022), which represented Ps.7.46 (figure expressed in Argentine pesos) per share. On May 9, 2022, the aforementioned dividends were paid to the Company's shareholders.
Additionally, at the same Shareholders´ Meeting, the distribution of cash dividends in the amount of Ps.8,000,000 (equivalent to Ps.13,425,946 at December 31, 2022) was approved, delegating to the Board of Directors the power to partially pay it twice in the months of September 2022 and January 2023. On September 12, 2022, the payment of Ps.4,000,000 was made (which is equivalent to Ps.6,712,973 at December 31, 2022). On January 9, 2023, the remaining payment of Ps.4,000,000 was made.
The Ordinary and Extraordinary Shareholders’ Meeting held on April 27, 2021, approved the partial use of the Optional Reserve for Future Income Distribution for the amount of Ps.1,500,000 (equivalent to Ps.3,751,528 at December 31, 2022) and the distribution of cash dividends for the same amount, which represented Ps.1.02 (figure expressed in Argentine pesos) per share.
On May 10, 2021, the aforementioned dividends were paid to the Company’s Shareholders. The Ordinary and Extraordinary Shareholders’ Meeting held on April 28, 2020, approved the Financial Statements as of December 31, 2019, and the treatment of income for the fiscal year ended on that date.
That same Shareholders´Meeting approved the distribution of retained earnings, allocating Ps.4,000,000 (equivalent to Ps.14,633,971 at December 31, 2022) to Optional Reserve for Future Income Distribution.
The Extraordinary Shareholders’ Meeting held on September 22, 2020, approved the partial use of the aforementioned reserve for the amount of Ps.1,700,000 (equivalent to Ps.5,564,580 at December 31, 2022) and the distribution of cash dividends for the same amount, which represented Ps.1.19 (figure expressed in Argentine pesos) per share. On October 5, 2020, the aforementioned dividends were paid to the Company’s Shareholders.